CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Other comprehensive income, net of tax	¥ 0	¥ 0	¥ 0